Operating segments - Major customers (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Percentage of entity's revenue	100.00%	100.00%	100.00%
BMS (including Celgene)
Disclosure of major customers [line items]
Percentage of entity's revenue	80.00%	85.00%	70.00%
GTA
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%	3.00%	1.00%
Others
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	12.00%	29.00%